Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three months ended June 30,
	2026		2025
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(16,528)	$(267)	$(7,932)	$(340)
Preferred stock dividends	(8)	—	—	—
Net loss available to common stockholders	$(16,536)	$(267)	$(7,932)	$(340)
Denominator:
Weighted-average shares outstanding	12,439,568	200,491	4,678,039	200,491
Basic net loss per share	$(1.33)	$(1.33)	$(1.70)	$(1.70)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(16,536)	$(267)	$(7,932)	$(340)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(267)	—	(340)	—
Allocation of net loss	$(16,803)	$(267)	$(8,272)	$(340)

Denominator:
Number of shares used in basic earnings per share calculation	12,439,568	200,491	4,678,039	200,491
Conversion of Class B to Class A Common Stock	200,491	—	200,491	—
Number of shares used in per share computation	12,640,059	200,491	4,878,530	200,491
Diluted net loss per share	$(1.33)	$(1.33)	$(1.70)	$(1.70)

	Nine months ended June 30,
	2026		2025
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(32,094)	$(679)	$(28,944)	$(1,458)
Preferred stock dividends	(8)	—	—	—
Net loss available to common stockholders	$(32,102)	(679)	$(28,944)	$(1,458)
Denominator:
Weighted-average shares outstanding	9,483,444	200,491	4,043,700	203,741
Basic net loss per share	$(3.39)	$(3.39)	$(7.16)	$(7.16)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(32,102)	$(679)	$(28,944)	$(1,458)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(679)	—	(1,458)	—
Allocation of net loss	$(32,781)	$(679)	$(30,402)	$(1,458)

Denominator:
Number of shares used in basic earnings per share calculation	9,483,444	200,491	4,043,700	203,741
Conversion of Class B to Class A Common Stock	200,491	—	203,741	—
Number of shares used in per share computation	9,683,935	200,491	4,247,441	203,741
Diluted net loss per share	$(3.39)	$(3.39)	$(7.16)	$(7.16)

	Year ended September 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(44,072)	$(2,059)	$(18,452)	$(1,582)
Deemed dividend from warrant price adjustment	—	—	(609)	(52)
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Denominator:
Weighted-average shares outstanding	4,343,588	202,921	2,617,527	224,431
Basic net loss per share	$(10.15)	$(10.15)	$(7.28)	$(7.28)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Change in fair value of PIPE make-whole liability	—	—	(764)	(66)
Change in fair value of liability-classified warrants	—	—	(634)	(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(2,059)	—	(1,754)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	—	—	—	63
Allocation of net loss	$(46,131)	$(2,059)	$(22,213)	$(1,691)
Denominator:
Number of shares used in basic earnings per share calculation	4,343,588	202,921	2,617,527	224,431
Shares issuable in satisfaction of PIPE make-whole liability	—	—	72,722	—
Shares issuable under liability-classified warrants	—	—	33,620	—
Conversion of Class B to Class A Common Stock	202,921	—	224,431	—
Number of shares used in per share computation	4,546,509	202,921	2,948,302	224,431
Diluted net loss per share	$(10.15)	$(10.15)	$(7.53)	$(7.53)

Schedule of Antidilutive Shares

The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

	Nine months ended June 30,
	2026	2025
Warrants	2,555,074	2,107,840
Shares potentially issuable upon conversion of preferred stock or exercise of warrants on preferred stock[3]	—	—
Shares potentially issuable upon conversion of convertible notes payable measured at fair value[4]	—	—
Shares potentially issuable under earnout arrangements	350,000	414,281
RSAs	342,500	510,000
RSUs	506,120	620,414
Stock options	205,097	245,262
Total	3,958,791	3,897,797

[3]	The amounts issuable upon conversion of the preferred shares or the exercise of the warrants for the preferred shares were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion or exercise. Using the lowest eight day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 6,367,975 shares would be issuable upon conversion of the preferred shares and exercise of the warrants as of June 30, 2026.
[4]	The amounts issuable upon conversion of the convertible notes measured at fair value were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 2,570,688 shares would be issuable upon conversion as of June 30, 2026.

	Year ended September 30,
	2025	2024

Public Warrants and Private Warrants	900,000	900,000
Other common stock warrants	1,570,568	751,878
Earnout Shares	350,000	350,000
Shares potentially issuable under Rage Earnout	64,280	128,560
RSAs	487,250	—
RSUs	954,599	446,318
Stock options	245,218	274,063
Total	4,571,915	2,850,819